Minimum Lease Payments (Detail) (USD $)	Dec. 31, 2012
Lease Payments Type [Line Items]
2013	$ 136,759
2014	206,683
2015	209,997
2016	176,773
2017	143,550
2018	72,373
Total	$ 946,135